EQUITY (Details Narrative) - USD ($)											12 Months Ended
		Apr. 13, 2026	Apr. 08, 2026	Mar. 12, 2026	Jan. 06, 2026	Dec. 02, 2025	Nov. 21, 2024	Sep. 10, 2024	Aug. 18, 2023	Apr. 21, 2023	Dec. 31, 2025		Dec. 31, 2024	Jan. 05, 2026	Nov. 24, 2025	Nov. 23, 2025	Apr. 21, 2025	Oct. 21, 2023
Class of Stock [Line Items]
Common stock shares, authorized							39,108											3,906,250
Ordinary shares, earnout shares							7,032
Conversion of stock, description											The equity was retrospectively adjusted based on an exchange ratio of 0.35, representing 100,637 shares exchanged for 35,157 shares (excluding escrowed shares), to reflect the equity structure of the legal acquirer, Elong Power
Recapitalization costs													$ 600,000
Additional paid in capital													3,400,000
Shares issued											13,282
Reverse stock split						1-for-16
Forfeited Earnout Escrow Shares pending cancellation											7,032
Annually and is not to be less											10.00%
Reserves will be limited											50.00%
Statutory reserve											$ 708,470		708,470
Aside reserve											$ 609,865		$ 609,865
Subsequent Event [Member]
Class of Stock [Line Items]
Common stock shares, par value				$ 0.0128
Voting each					(i) the voting rights attached to each Class B ordinary share be increased from fifty (50) votes to two hundred (200) votes on all matters subject to vote at general meetings of the Company, (ii) the Company’s authorized share capital be increased from US$25,000,000 divided into 156,250,000,000 ordinary shares of a par value of US$0.00016 each, comprising 125,000,000,000 Class A ordinary shares of a par value of US$0.00016 each and 31,250,000,000 Class B ordinary shares of a par value of US$0.00016 each, to US$240,000,000 divided into 1,500,000,000,000 ordinary shares of a par value of US$0.00016 each, comprising 1,200,000,000,000 Class A ordinary shares of a par value of US$0.00016 each and 300,000,000,000 Class B ordinary shares of a par value of US$0.00016 each, (iii) a new round of share consolidations of the Company’s issued and unissued Class A ordinary shares and Class B ordinary shares be implemented, at any one time or multiple times during a period of up to two years of the date of the meeting, at the exact consolidation ratio and effective time as the Board may determine from time to time in its absolute discretion, provided that the accumulative consolidation ratio for all such share consolidations shall not be more than 4000:1, and the Board be authorized, at its absolute and sole discretion, to implement one or more share consolidations, and determine the exact consolidation ratio and effective date of each of such share consolidations, with any fractional shares rounding up to the nearest whole share, during a period of two years of the date of the meeting.
Shares issued		1,303,581
Reverse stock split				1-for-80
Common Stock [Member]
Class of Stock [Line Items]
Share price															$ 0.00001	$ 0.00001
Authorized share capital, amount															$ 25,000,000	$ 50,000
Authorized share capital, shares															2,500,000,000,000	5,000,000,000
Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Share price					$ 0.00016									$ 0.00016
Authorized share capital, amount														$ 25,000,000
Authorized share capital, shares														156,250,000,000
Reverse stock split				80-for-1
Share Incentive Plan [Member]
Class of Stock [Line Items]
Common stock shares, par value																	$ 0.0128
Common stock shares, issued											6,250						6,250
Shares issued											13,282
Forfeited Earnout Escrow Shares pending cancellation											7,032
Investors [Member]
Class of Stock [Line Items]
Stock issued during period shares								547
Maximum [Member]
Class of Stock [Line Items]
Common stock shares, par value						$ 0.00016					$ 0.0128
Minimum [Member]
Class of Stock [Line Items]
Common stock shares, par value						$ 0.00001					$ 0.00001
Elong Power (Ganzhou) [Member]
Class of Stock [Line Items]
Earnout shares											7,032
Elong Power (Ganzhou) [Member] | Maximum [Member]
Class of Stock [Line Items]
Earnout shares											7,032
Revenues											$ 399,400,000
Reverse Recapitalization [Member]
Class of Stock [Line Items]
Conversion of stock, description											The equity is restated using the exchange ratio of 0.35 established in the reverse recapitalization transaction, which is 100,637 shares exchanged for 35,157 shares (the number of Exchange Shares excluding Escrow Shares, see below), to reflect the equity structure of the legal acquirer, Elong.
TMT Acquisition Corp [Member]
Class of Stock [Line Items]
Conversion of stock, description							At the effective time of the Merger (the “Effective Time”), (i) each ordinary share of TMT, par value $0.0128 per share (“TMT Ordinary Share”) issued and outstanding immediately prior to the effective time of the Merger (the “Effective Time”) converted into one Class A ordinary share of Elong, par value $0.0128 per share (“Elong Class A Ordinary Share”),
Exchange consideration of ordinary shares, Finder fees										900,000
Fair value of Finder Fees amount										$ 9,000,000
Price per share										$ 10
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares, authorized									3,125,000		15,000,000,000		15,000,000,000
Common stock shares, par value									$ 0.0128		$ 0.0128		$ 0.0128
Voting each									one voting each
Common stock shares, issued							34,593				47,886	[1]	41,625
Common stock shares, outstanding							34,593				34,604		41,625
Share price								$ 10.00
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period shares	[2]												7,032
Share price															$ 0.00001	$ 0.00001
Authorized share capital, shares															2,000,000,000,000	4,000,000,000
Common Class A [Member] | Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Share price					$ 0.00016									$ 0.00016
Authorized share capital, shares					1,200,000,000,000									125,000,000,000
Common Class A [Member] | TMT Acquisition Corp [Member]
Class of Stock [Line Items]
Conversion of stock, description							At the Effective Time, each outstanding TMT Ordinary Share was converted into one Elong Power Class A Ordinary Share, each TMT Right was automatically converted into 0.2 of a TMT Ordinary Share and then into 0.2 of an Elong Class A Ordinary Share, and each TMT Unit was separated into its component securities and converted accordingly. As a result, an aggregate of 272,256 Elong Class A Ordinary Shares were issued to TMT stockholders
Conversion of stock, shares issued							$ 3,404
Common Class B [Member]
Class of Stock [Line Items]
Common stock shares, authorized									781,250		3,750,000,000		3,750,000,000
Common stock shares, par value									$ 0.0128		$ 0.0128		$ 0.0128
Voting each									fifty voting each
Common stock shares, issued							4,515				4,515		4,515
Common stock shares, outstanding							4,515				4,515		4,515
Shares issued											235
Common Class B [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock issued during period shares		10,000	10,000
Share price		$ 1.56	$ 1.56
Authorized share capital, shares					300,000,000,000
Common Class B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Share price															$ 0.00001	$ 0.00001
Authorized share capital, shares															500,000,000,000	1,000,000,000
Common Class B [Member] | Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Share price					$ 0.00016									$ 0.00016
Authorized share capital, amount					$ 240,000,000
Authorized share capital, shares														31,250,000,000
Common Class B [Member] | Maximum [Member] | Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Authorized share capital, shares					1,500,000,000,000
Common Class A and B [Member]
Class of Stock [Line Items]
Earnout shares											3,516
Revenues											$ 251,500,000

[1]	Including 13,282 shares issued but not outstanding, consisting of 7,032 forfeited Earnout Shares pending cancellation and 6,250 shares held as treasury stock reserved for future issuance, as discussed in Note 16.
[2]	Par value of ordinary shares, and share data have been retrospectively restated to give effect to the reorganization, the 1-for-16 reverse stock split and the subsequent 1-for-80 reverse stock split that is discussed in Note 1.